NOTE 11. JOINT VENTURE PROFIT SHARING (Quarterly Report)	9 Months Ended
Sep. 30, 2013
Quarterly Report
NOTE 11. JOINT VENTURE PROFIT SHARING

11. JOINT VENTURE PROFIT SHARING

During 2011 the Company entered into an agreement with CRA, Inc. regarding a sale of 50 scanners to a municipal school system. Under the terms of the deal CRA, Inc. purchased all of the materials and paid substantially all of the cost, View Systems, Inc. assembled the products, shipped the scanners for installation and billed the school system. The terms of the agreement provide that each party is to share equally in the profits. As of September 30, 2013 and December 31, 2012 the estimated amount that the Company could ultimately owe to CRA, Inc., if anything, has not been determined. However, during September 2013, the parties have agreed that the total amount that View Systems, Inc. owes to CRA, Inc. is $20,000. The amount due to CRA, Inc. is reflected on the accompanying financial statements as a part of accounts payable. The agreement states that View Systems, Inc. must meet a payment schedule which requires that the full amount due of $20,000 must be paid by December 31, 2013. Until the Company has fulfilled the payment terms of the agreement, the amount that was previously determined as the potential amount due to CRA is reflected on the accompanying financial statements as a part of accounts payable.